S-K 1603, SPAC Sponsor; Conflicts of Interest	Jun. 12, 2026
SPAC Sponsor, its Affiliates and Promoters [Line Items]
SPAC Sponsor [Table Text Block]

Entity/individual	Amount of compensation to be received or securities issued or to be issued	Consideration
Sponsor	8,625,000 Class B ordinary shares(1) (1,125,000 are subject to forfeiture if the over-allotment option is not exercised)	$25,000
	6,200,000 private placement warrants to be purchased simultaneously with the closing of this offering	$9,300,000
	$16,667 per month	Office space, utilities, secretarial support and administrative services
	Repayment of loans made to us under an unsecured promissory note to cover offering related and organizational expenses	Up to $400,000
Ares Management Capital Markets LLC	$1,200,000 ($1,380,000 in a Full Over-Allotment)	Consulting and advisory services to us in connection with this offering
Sponsor	Up to $2,000,000 in working capital loans, which may be convertible into warrants of the post-business combination entity at the price of $1.50 per warrant	Working capital loans to finance transaction costs in connection with an initial business combination
Sponsor, our directors or officers, or our or their affiliates	Reimbursement for any out-of-pocket expenses (or an allocable portion of such expenses) incurred for services provided to us before our initial business combination	Services in connection with identifying, investigating and completing an initial business combination
Independent directors	Annual cash compensation of $200,000	For service on our board of directors
Senior Advisors	Monthly cash compensation of $16,667	For service as Senior Advisors

(1) Because our sponsor acquired the founder shares at a nominal price, our public shareholders will incur an immediate and substantial dilution upon the closing of this offering, assuming no value is ascribed to the warrants included in the units. See “Risk Factors—Risks Relating Ownership of Our Securities—Our sponsor paid a nominal price for the founder shares, and, accordingly, you will experience immediate and substantial dilution from the purchase of our Class A ordinary shares.”

SPAC Sponsor, Direct and Indirect Material Interest Holders [Table Text Block]

	Before Offering			After Offering
			Approximate		Approximate
			Percentage		Percentage
	Number of		of	Number of	of
	Shares		Outstanding	Shares	Outstanding
	Beneficially		Ordinary	Beneficially	Ordinary
Name and Address of Beneficial Owner(1)	Owned(2)		Shares	Owned(3)	Shares
Ares Acquisition Holdings III LP (or sponsor)(3)	8,625,000	(4)	100.0%	7,500,000	20.00%
Michael J Arougheti	—	(5)	—	—	—
David B. Kaplan	—	(5)	—	—	—
Jarrod Phillips	—	(5)	—	—	—
Allyson Satin	—	(5)	—	—	—
Peter Ogilvie	—	(5)	—	—	—
Kathryn V. Marinello	—		—	—	—
Michael A. Woronoff	—		—	—	—
All executive officers, directors and director nominees as a group (7 individuals)	—		—	—	—

(1) Unless otherwise noted, the business address of each of our shareholders is c/o Ares Management LLC, 245 Park Avenue, 44th Floor, New York, NY 10167.

(2) Interests shown consist solely of founder shares, classified as Class B ordinary shares. Such shares will automatically convert into Class A ordinary shares upon the completion of our initial business combination or earlier at the at the option of the holders of the founder shares as described in the section entitled “Description of Securities.”

(3) The sponsor is a Cayman Islands exempted limited partnership managed by affiliates of Ares. Ares Acquisition Holdings III is the general partner of the sponsor. Ares Holdings L.P. is the sole shareholder of Ares Acquisition Holdings II. Ares Holdings L.P. is an indirect subsidiary of Ares. Ares Management GP LLC (“Ares Management GP”) is the sole holder of the Class B common stock, $0.01 par value per share, of Ares (the “Ares Class B Common Stock”) and Ares Voting LLC (“Ares Voting”) is the sole holder of the Class C common stock, $0.01 par value per share, of Ares (the “Ares Class C Common Stock”). Pursuant to Ares’ Certificate of Incorporation, the holders of the Ares Class B Common Stock and the Ares Class C Common Stock, collectively, will generally have the majority of the votes on any matter submitted to the stockholders of Ares if certain conditions are met. The sole member of both Ares Management GP and Ares Voting is Ares Partners Holdco LLC (“Ares Partners”). Ares Partners is managed by a board of managers, which is composed of Michael J Arougheti, R. Kipp deVeer, David B. Kaplan, Antony P. Ressler and Bennett Rosenthal (collectively, the “Ares Partners Board Members”). Mr. Ressler generally has veto authority over Ares Partners Board Members’ decisions.

(4) Includes up to 1,125,000 founder shares that will be surrendered to us for no consideration by our sponsor depending on the extent to which the underwriters’ over-allotment option is exercised.

(5) Does not include any shares indirectly owned by this individual as a result of their partnership interest in the sponsor.

SPAC Sponsor, Agreement Arrangement or Understanding on the Redemption of Outstanding Securities [Text Block]

We will provide our public shareholders with the opportunity to redeem all or a portion of their Class A ordinary shares in connection with our initial business combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account calculated as of two business days prior to the completion of the initial business combination, including interest earned on the funds held in the trust account (less Permitted Withdrawals), divided by the number of then-outstanding public shares, subject to the limitations described in this prospectus. The per share amount we will distribute to investors who properly elect to redeem their shares will not be reduced by the deferred underwriting discounts we will pay to the underwriters. The redemption rights will include the requirement that a beneficial holder must identify itself before we can validly redeem its shares. There will be no redemption rights upon the completion of our initial business combination with respect to our warrants. Our sponsor and each of our directors and executive officers have entered into an agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to any founder shares and any public shares in connection with the redemption of our shares in connection with our initial business combination.

SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Subject securities	Expiration date	Natural persons and entities subject to restrictions	Exceptions to transfer restrictions
Founder shares

Earliest of (A) one year after the completion of our initial business combination and (B) subsequent to our initial business combination, (x) if the closing price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share subdivisions, share capitalizations, share consolidations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the completion of our initial business combination, and (y) the date on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property.

		Sponsor; directors and officers	Transfers that are deemed a Permitted Transfer (as defined below)

Private placement warrants; warrants issued upon the conversion of working capital loans; and Class A ordinary shares underlying each of the foregoing	30 days after completion of our initial business combination	Sponsor; directors and officers	Transfers that are deemed a Permitted Transfer

Class A ordinary shares (including, but not limited to, founder shares), private placement warrants or any other securities convertible into, or exercisable or exchangeable for, Class A ordinary shares (but excluding units, Class A ordinary shares or public warrants purchased in this offering or thereafter)

	180 days following the effective date of the underwriting agreement for this offering	Sponsor; directors and officers	Transfers that are deemed a Permitted Transfer

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Individual	Entity	Entity’s Business	Affiliation

David B. Kaplan	Ares Management Corporation(1)	Investment Management, Various	Director, Co-Founder and Partner
	X-Energy. Inc.	Energy	Director
	CHWR Group GP LLC	Restaurant & Hospitality	Director
	LuxExperience B.V.	Retail	Director
	Cedars-Sinai Medical Center	Non-profit	Directors
	Los Angeles County Museum of Art	Non-profit	Trustee
Michael J Arougheti	Ares Management Corporation(1)	Investment Management, Various	Director, Co-Founder, Chief Executive Officer
	Ares Capital Corporation	Investment Management	Director and Executive Vice President
	Ares Charitable Foundation	Non-profit	Director
	Operation HOPE	Non-profit	Director
Jarrod Phillips	Ares Management Corporation(1)	Investment Management, Various	Chief Financial Officer, Partner
	School on Wheels	Non-profit	Director
Allyson Satin	Ares Management Corporation(1)	Investment Management, Various	Partner
	X-Energy, Inc.	Energy	Director
	Kodiak AI, Inc.	Autonomous Vehicles	Director
Peter Ogilvie	Ares Management Corporation(1)	Investment Management, Various	Partner
	Vinci Partners Investments	Alternative Asset Manager	Director
Kathryn V. Marinello	Concentrix Corporation AB Volvo	Technology Automotive	Chairperson; Director
Michael A. Woronoff	Alexandria Real Estate Equities, Inc.	Real Estate Investment Trust	Director
	Commentary magazine	Non-profit	Trustee
	Alliance College-Ready Public Schools Foundation	Non-Profit	Director
	Cedars-Sinai Medical Center	Non-profit	Board of Governors Member

(1) Includes certain of its funds and other affiliates, including portfolio companies.